Contract liabilities (Details) - USD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Contract liabilities [Abstract]
Current	$ 1,045.9	$ 1,134.7
Non-current	149.9	178.1
Total contract liabilities	1,195.8	$ 1,312.8
Remaining Performance Obligations [Abstract]
Remaining revenue allocated to future performance obligations	$ 1,468.9
Percentage of revenue expected to be recognized over next 12 months	80.00%